Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information
In first quarter 2013, we changed our reportable segments to better reflect the underlying market fundamentals and operating strategy of our core business operations, real estate and oil and gas. With this change, we aggregated our fiber and water resource operating results in other natural resources. All prior period segment information has been reclassified to conform to the current year presentation. Accordingly, we reclassified revenues and cost of sales associated with water resources on the consolidated statement of income and comprehensive income from oil and gas to other natural resources.
We manage our operations through three business segments: real estate, oil and gas and other natural resources. Real estate secures entitlements and develops infrastructure on our lands for single-family residential and mixed-use communities, and manages our undeveloped land and income producing properties, primarily a hotel and our multifamily properties. Oil and gas manages our owned mineral interests and interests leased from others and is an independent oil and gas exploration, development and production operation. Other natural resources manages our timber, recreational leases and water resource initiatives.
We evaluate performance based on segment earnings (loss) before unallocated items and income taxes. Segment earnings (loss) consist of operating income, equity in earnings (loss) of unconsolidated ventures, gain on sale of assets, interest income on loans secured by real estate and net (income) loss attributable to noncontrolling interests. Items not allocated to our business segments consist of general and administrative expense, share-based compensation, gain on sale of strategic timberland, interest expense and other corporate non-operating income and expense. The accounting policies of the segments are the same as those described in the accounting policy note to the consolidated financial statements. Our revenues are derived from our U.S. operations and all of our assets are located in the U.S. In 2012, no single customer accounted for more than 10 percent of our total revenues. In 2011, revenues of $17,980,000 from one customer of our real estate segment exceeded 10 percent of our total revenues as result of selling about 9,700 acres of undeveloped land from our retail sales program.

	Real Estate	Oil and Gas	Other Natural Resources	Items Not Allocated to Segments		Total
	(In thousands)
For the year or at year-end 2012
Revenues	$120,115	$44,220	$8,256	$—		$172,591
Depreciation, depletion and amortization	4,340	4,987	1,254	8,345		18,926
Equity in earnings (loss) of unconsolidated ventures	13,897	509	63	—		14,469
Income (loss) before taxes	53,582	26,608	29	(59,261)	(a)	20,958
Total assets	588,137	227,061	24,066	79,170		918,434
Investment in unconsolidated ventures	41,546	—	—	—		41,546
Capital expenditures(b)	1,093	21,971	292	795		24,151
For the year or at year-end 2011
Revenues	$106,168	$24,448	$4,957	$—		$135,573
Depreciation, depletion and amortization	5,729	339	1,029	3,705		10,802
Equity in earnings (loss) of unconsolidated ventures	(30,626)	1,394	23	—		(29,209)
Income (loss) before taxes	(25,704)	19,783	(1,867)	17,963	(a)	10,175
Total assets	657,099	5,484	27,862	104,412		794,857
Investment in unconsolidated ventures	64,223	—	—	—		64,223
Capital expenditures(b)	739	4,690	153	766		6,348
For the year or year-end 2010
Revenues	$68,269	$24,790	$8,301	$—		$101,360
Depreciation, depletion and amortization	3,089	333	1,583	5,553		10,558
Equity in earnings of unconsolidated ventures	2,629	2,072	—	—		4,701
Income (loss) before taxes	(4,634)	22,846	4,995	(15,612)	(a)	7,595
Total assets	668,689	1,075	30,582	88,978		789,324
Investment in unconsolidated ventures	101,166	—	—	—		101,166
Capital expenditures(b)	2,392	49	3	258		2,702

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(a)	Items not allocated to segments consist of:

	For the Year
	2012	2011	2010
	(In thousands)
General and administrative expense	$(25,176)	$(20,110)	$(17,341)
Share-based compensation expense	(14,929)	(7,067)	(11,596)
Gain on sale of assets	16	61,784	28,607
Interest expense	(19,363)	(17,012)	(16,446)
Other corporate non-operating income	191	368	1,164
	$(59,261)	$17,963	$(15,612)

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(b)	Consists of expenditures for oil and natural gas properties and equipment, property, plant and equipment and reforestation of timber.
In 2012, general and administrative expense includes $6,323,000 in transaction costs associated with our acquisition of Credo. Share-based compensation increased principally as a result of increase in our stock price and impact on cash-settled awards. Interest expense includes a $4,448,000 loss on extinguishment of debt associated with the amendment and extension of our term loan in 2012.
In 2011, general and administrative expense includes $3,187,000 associated with proposed private debt offerings that we withdrew as a result of deterioration of terms available to us in the credit markets. Share-based compensation decreased principally as a result of a decline in our stock price and its impact on cash-settled awards. Gain on sale of assets represents the sale of about 57,000 acres of timberland for $87,061,000 in accordance with our 2009 strategic initiatives, which we completed in 2011.
In 2010, gain on sale of assets represents the sale of over 24,000 acres of timberland for $38,778,000 in accordance with our 2009 strategic initiatives. Interest expense decreased principally due to lower interest rates as a result of the maturity of our interest rate swap agreement and decreased amortization of prepaid loan fees.